PROVISIONS, CONTINGENCIES AND COMMITMENTS - Commitments (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Other Provisions, Contingent Liabilities and Commitments [Abstract]
Purchase commitments	$ 24,594	$ 24,734
Guarantees, pledges and other collateral	5,527	5,021
Non-cancellable operating leases	1,869	1,311
Capital expenditure commitments	697	878
Other commitments	3,516	1,206
Total	$ 36,203	$ 33,150